Inventories - Schedule of Allowance for Inventories Write-down (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Allowance For Inventories Write Down Abstract
Beginning of the year	$ 54,897	$ 19,768
Allowance for inventories write-down	0	35,129
Write-off	(48,828)	0
End of the year	$ 6,069	$ 54,897